Long Term Investment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Investment [Line Items]
Investment in subscription agreement	$ 2,002	$ 2
Talent Boom Group Ltd [Member]
Investment [Line Items]
Equity share in subscription agreement	20.00%
Investment in subscription agreement	2	2
Dajie.com Ltd [Member]
Investment [Line Items]
Equity share in subscription agreement	5.00%
Investment in subscription agreement	$ 2,000